UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:


/s/ Jerome Crown                   New York, NY              May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  104

Form 13F Information Table Value Total:   $55,325
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name

1         28-06810                      Keeley Asset Management Corp.
----      -------------------           ------------------------------

                                                 FORM 13F INFORMATION TABLE
                                       TITLE                       VALUE     SHRS/  SH/ PUT/   INVSTMT   OTHR     VOTING AUTORHITY
NAME OF ISSUER                       OF CLASS           CUSIP     (X$1000)   PRN    PRN CALL   DSCRETN   MGRS   SOLE    SHARED  NONE
ACCESS INTEGRATED TECHNLGS I   CL A                   004329108      58       10600 SH          SOLE             10600
ACCO BRANDS CORP               COM                    00081T108     325       13500 SH         SHARED     1      13500
ALLEGHENY ENERY INC            COM                    017361106     391        7950 SH         SHARED     1       7950
ALLEGHENY TECHNOLOGIES INC     COM                    01741R102     531        4975 SH         SHARED     1       4975
ALLETE INC                     COM                    018522300     343        7350 SH         SHARED     1       7350
ALTRA HOLDINGS INC             COM                    02208R106     318       23200 SH         SHARED     1      23200
AMERCO                         COM                    023586100     297        4250 SH         SHARED     1       4250
AMERICAN RAILCAR INDS INC      COM                    02916P103     312       10450 SH         SHARED     1      10450
AMERICAN TECHNOLOGY CORP       COM NEW                030145205      40       10000 SH          SOLE             10000
AUDIOCODES LTD                 COM                    M15342104      96       14234 SH          SOLE             14234
AUTHENTIDATE HLDG CORP         COM                    052666104      22       15151 SH          SOLE             15151
AVI BIOPHARMA INC              COM                    002346104      47       17376 SH          SOLE             17376
BALLY TOTAL FITNESS HLDG COR   COM                    05873K108      33       54632 SH          SOLE             54632
BANKFINANCIAL CORP             COM                    06643P104     282       17350 SH         SHARED     1      17350
BIOLASE TECHNOLOGY INC         COM                    090911108     114       11700 SH          SOLE             11700
BOMBAY CO INC                  COM                    097924104      24       20000 SH          SOLE             20000
BRINKS CO                      COM                    109696104     409        6450 SH         SHARED     1       6450
BUCYRUS INTL INC NEW           CL A                   118759109     389        7550 SH         SHARED     1       7550
CALPINE CORP                   COM                    131347106      56       27278 SH          SOLE             27278
CHAPARRAL STL CO DEL           COM                    159423102     513        8825 SH         SHARED     1       8825
CHICAGO BRIDGE & IRON CO NV    NY REGISTRY SH         167250109     391       12700 SH         SHARED     1      12700
CLECO CORP NEW                 COM                    12561W105     307       11900 SH         SHARED     1      11900
COLOR KINETICS INC             COM                    19624P100     198       10200 SH          SOLE             10200
COLUMBIA LABS INC              COM                    197779101      18       13517 SH          SOLE             13517
COMMERCIAL METALS CO           COM                    201723103     470       15000 SH         SHARED     1      15000
COMSTOCK RES INC               COM NEW                205768203     308       11250 SH         SHARED     1      11250
CONSECO INC                    COM NEW                208464883     279       16150 SH         SHARED     1      16150
COVANTA HLDG CORP              COM                    22282E102     323       14550 SH         SHARED     1      14550
DELTIC TIMBER CORP             COM                    247850100     307        6400 SH         SHARED     1       6400
ECC CAPITAL CORP               COM                    26826M108       8       19527 SH          SOLE             19527
EASTERN INS HLDGS INC          COM                    276534104     195       13000 SH         SHARED     1      13000
ENPRO INDS INC                 COM                    29355X107     355        9850 SH         SHARED     1       9850
EXCO RESOURCES INC             COM                    269279402     249       15000 SH         SHARED     1      15000
EXIDE TECHNOLOGIES             COM NEW                302051206      87       10000 SH          SOLE             10000
FLOWERS FOODS INC              COM                    343498101     373       12350 SH         SHARED     1      12350
FLOWSERVE CORP                 COM                    34354P105     380        6650 SH         SHARED     1       6650
FMC TECHNOLOGIES INC           COM                    30249U101     394        5650 SH         SHARED     1       5650
FOSTER WHEELER LTD             SHS NEW                G36535139     447        7650 SH         SHARED     1       7650
FOSTER L B CO                  COM                    350060109     374       18150 SH         SHARED     1      18150
FOUNDATION COAL HLDG INC       COM                    35039W100     343       10000 SH         SHARED     1      10000
GAYLORD ENTMT CO NEW           COM                    367905106     362        6850 SH         SHARED     1       6850
GENESEE & WYO INC              CL A                   371559105     363       13650 SH         SHARED     1      13650
GOAMERICA INC                  COM PAR $0.01          38020R304      67       10914 SH          SOLE             10914
GOODRICH PETE CORP             COM NEW                382410405     369       10965 SH         SHARED     1      10965
HAYES LEMMERZ INTL INC         COM                    420781304     206       28206 SH          SOLE             28206
HEXCEL CORP NEW                COM                    428291108     421       21200 SH         SHARED     1      21200
HOKU SCIENTIFIC INC            COM                    434712105      83       14000 SH          SOLE             14000
HOME FEDERAL BANCORP INC       COM                    43709A101     314       20250 SH         SHARED     1      20250
HOMEBANC CORP GA               COM                    43738R109      89       25600 SH          SOLE             25600
HOUSEVALUES INC                COM                    44183Y102      53       10490 SH          SOLE             10490
HURRY HLDGS CO LTD             SPONSORED ADR          447773102      76       14707 SH          SOLE             14707
IDEARC INC                     COM                    451663108     502       14300 SH         SHARED     1      14300
IMMTECH PHARMACEUTICALS INC    COM                    452519101      63       10900 SH          SOLE             10900
ISHARES TR                     RUSSELL 2000           464287655   13914      175000 SH          SOLE            175000
JEFFRIES GROUP INC NEW         COM                    472319102     347       12000 SH         SHARED     1      12000
JOY GLOBAL INC                 COM                    481165108     345        8050 SH         SHARED     1       8050
KANSAS CITY SOUTHERN           COM NEW                485170302     422       11850 SH         SHARED     1      11850
KBR INC                        COM                    48242W106     484       23800 SH         SHARED     1      23800
KONGZHONG CORP                 SPONSORED ADR          50047P104      70       10000 SH          SOLE             10000
LEAPFROG ENTERPRISES INC       CL A                   52186N106     118       11022 SH          SOLE             11022
LOCAL COM CORP                 COM                    53954R105      47       10104 SH          SOLE             10104
LUMERA CORP                    COM                    55024R106     133       26500 SH          SOLE             26500
MAMMA COM INC                  COM                    56150Q102      93       20000 SH          SOLE             20000
MCDERMOTT INTL INC             COM                    580037109     358        7300 SH         SHARED     1       7300
MEDIFAST INC                   COM                    58470H101     107       15000 SH          SOLE             15000
MONEYGRAM INTL INC             COM                    60935Y109     308       11100 SH         SHARED     1      11100
MUELLER WTR PRODS INC          COM SER A              624758108     316       22850 SH         SHARED     1      22850
MUELLER WTR PRODS INC          COM SER B              624758207     165       12309 SH         SHARED     1      12309
NAVISITE INC                   COM NEW                63935M208      72       11938 SH          SOLE             11938
NEWALLIANCE BANCSHARES INC     COM                    650203102     332       20500 SH         SHARED     1      20500
NOVASTAR FINL INC              COM                    669947400     145       29080 SH          SOLE             29080
ON TRACK INNOVATION LTD        SHS                    M8791A109      72       10221 SH          SOLE             10221
ORIENT-EXPRESS HOTELS LTD      CL A                   G67743107     482        8050 SH         SHARED     1       8050
OSHKOSH TRUCK CORP             COM                    688239201     345        6500 SH         SHARED     1       6500
PETROHAWK ENERGY CORP          COM                    716495106     397       30150 SH         SHARED     1      30150
PHOENIX COS INC NEW            COM                    71902E109     296       21350 SH         SHARED     1      21350
PLAINS EXPL & PRODTN CO        COM                    726505100     341        7550 SH         SHARED     1       7550
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD ADDED   73936B408     202        8000 SH         SHARED     1       8000
PROGRESSIVE GAMING INTL CORP   COM                    74332S102      45       10000 SH          SOLE             10000
PXRE GROUP LTD                 COM                    G73018106     138       28850 SH          SOLE             28850
RALCORP HLDGS INC NEW          COM                    751028101     405        6300 SH         SHARED     1       6300
RETAIL VENTURES INC            COM                    76128Y102     406       19300 SH         SHARED     1      19300
SALTON INC                     COM                    795757103      97       40336 SH          SOLE             40336
SPECTRUM BRANDS INC            COM                    84762L105     131       20697 SH          SOLE             20697
STAGE STORES INC               COM                    85254C305     379       16275 SH         SHARED     1      16275
SPDR TR                        UNIT SER 1             78462F103   14200      100000 SH          SOLE            100000
TEREX CORP NEW                 COM                    880779103     459        6400 SH         SHARED     1       6400
TESCO CORP                     COM                    88157K101     292       11000 SH         SHARED     1      11000
TEXAS INDS INC                 COM                    882491103     434        5750 SH         SHARED     1       5750
THOMAS & BETTS CORP            COM                    884315102     339        6950 SH         SHARED     1       6950
TIMKEN CO                      COM                    887389104     327       10800 SH         SHARED     1      10800
TRIARC COS INC                 CL A                   895927101     338       18050 SH         SHARED     1      18050
UNITRIN INC                    COM                    913275103     351        7450 SH         SHARED     1       7450
US GLOBAL INVS INC             CL A                   902952100     258       10000 SH         SHARED     1      10000
UTSTARCOM INC                  COM                    918076100     106       12775             SOLE             12775
VAIL RESORTS INC               COM                    91879Q109     413        7600 SH         SHARED     1       7600
WABTEC CORP                    COM                    929740108     379       11000 SH         SHARED     1      11000
WALTER INDS INC                COM                    93317Q105     271       10950 SH         SHARED     1      10950
WESTAR ENERGY INC              COM                    95709T100     348       12650 SH         SHARED     1      12650
WESTFIELD FINANCIAL INC NEW    COM NEW                96008P104     359       33500 SH         SHARED     1      33500
WHITING PETE CORP NEW          COM                    966387102     327        8300 SH         SHARED     1       8300
WILLBROS GROUP INC             COM                    969199108     462       20500 SH         SHARED     1      20500
WRIGHT EXPRESS CORP            COM                    98233Q105     376       12400 SH         SHARED     1      12400
WYNDHAM WORLDWIDE CORP         COM                    98310W108     400       11700 SH         SHARED     1      11700

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